Biological Assets (Tables)	12 Months Ended
Dec. 31, 2025
Biological Assets [Abstract]
Schedule of Cost of Goods Sold	Amortization of breed stock fish is included under the caption “Cost of goods sold” in the statement of income.
Current biological assets (consumable):	December 31, 2025		December 31, 2024
	Amount	Quantity (thousands)	Amount	Quantity (thousands)

Chicken and eggs	682,393	705,445	598,232	553,455
Cattle	96,498	70	68,789	64
Hogs	786,831	8,553	731,104	8,153
Lamb	8,811	48	189	1
Fish (biomass - kg)	252,233	30,099	209,909	23,525
Total current	1,826,766		1,608,223

Non-current biological assets (bearer assets):	December 31, 2025		December 31, 2024
	Amount	Quantity (thousands)	Amount	Quantity (thousands)

Mature chickens (breeding stage)	238,586	26,561	204,160	26,052
Immature chickens (in development) and eggs	232,359	17,260	189,763	16,362
Cattle	2,130	1	2,225	1
Hogs	124,981	688	106,793	680
Mature fish (biomass - kg)	1,821	58	1,178	51
Immature fish (biomass - kg) and eggs	10,128	692	12,372	574
Eucalyptus forests (hectares)	1,794	893	1,743	938
Total non-current	611,799		518,234
Total of biological assets:	2,438,565		2,126,457

Schedule of Changes in Biological Assets
Changes in biological assets:	Current			Non-current
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2025	December 31, 2024	December 31, 2023
Balance at the beginning of the period	1,608,223	1,712,153	1,861,106	518,234	531,477	501,958
Business combination	—	—	(24,542)	—	—	—
Increase by reproduction (born) and cost absorption including death	10,602,793	10,680,387	12,721,303	1,471,224	1,366,906	818,182
Reduction for slaughter, sale or consumption	(11,922,256)	(12,129,791)	(13,522,290)	(84,532)	(67,825)	(66,503)
Purchases	498,175	435,186	397,946	255,223	235,677	180,727
Fair value adjustments	18,912	158,788	(85,715)	236	(189)	700
Reclassification from non-current to current	925,386	913,073	307,195	(925,386)	(913,073)	(307,195)
Exchange rate variation	95,533	(161,573)	57,150	29,457	(45,443)	12,426
Amortization	—	—	—	(652,657)	(589,296)	(608,818)
Balance at the end of the period	1,826,766	1,608,223	1,712,153	611,799	518,234	531,477